Results of operation	6 Months Ended
Jun. 30, 2025
Results of operation
Results of operation

24.Results of operation

Revenue and cost of goods sold

In the six months ended June 30, 2025, the Company generated revenue for the amount of €2.4 million (2024: €2.0 million). In the three months ended June 30, 2025, the Company generated revenue for the amount of €1.3 million (2024: €0.8 million).

Revenue is recognized based on the satisfaction of performance obligations identified in customer contracts. Performance obligations are satisfied when control of the Genio® system is transferred to the customer, either upon shipment or delivery, depending on contractual terms. Prior to 2024, the Genio® system, delivered as a bundled kit, was treated as a single performance obligation, recognized at a point in time. However, as from 2024 due to evolving commercial arrangements, the Company has identified a separate performance obligation related to the replenishment of additional disposable patches beyond the initial shipment. As a result, a portion of the transaction price is now allocated to these future deliveries, with revenue deferred and recognized upon transfer of control.

The contract liability included in the consolidated balance sheet is related to revenue attributed to the additional replenishment of disposable patches which is recognized when control of the patches is transferred to the customer or patient quarterly following the patient implants. The current contract liability amounts to €460,000 while the non-current contract liability amounts to €225,000. The revenue recognized in the six months ended June 30, 2025 that was included in the contract liability balance at the beginning of the period amounts to €165,000.

For the six-month period ended June 30, 2025 the sales (based on country of customer) were generated in Germany (€2.1 million), England (€268,000) and UAE (€32,000) (2024: Germany: €1.6 million, Switzerland: €306,000,Spain: €72,000 and Italy: €46,000). For the six-month period ended June 30, 2025, the Company has had two customers with individual sales larger than 10% of the total revenue (2024: Two customers with individual sales larger than 10% of the total revenue).

For the three-month period ended June 30, 2025 the sales (based on country of customer) were generated in Germany (€1.2 million) and England (€165,000) (2024: Germany: €0.7 million, Switzerland: €96,000 and Spain: €24,000).

Cost of goods sold for the three and six months ended June 30, 2025 and 2024:

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2025	2024	2025	2024
Purchases of goods and services (*)	843	1,961	1,512	2,518
Inventory movement	(353)	(1,680)	(616)	(1,783)
Total cost of goods sold	490	281	896	735

(*) Including purchases of raw material, direct labour allocation, indirect labour allocation, fees of subcontractors, warranty and shipping cost (direct)

Operating expenses

The tables below detail the operating expenses for the six months ended June 30, 2025 and 2024:

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	20,602	(1,554)	19,048
Selling, general and administrative expenses	23,063	—	23,063
Other income/(expense)	(171)	56	(115)
For the six months ended June 30, 2025	43,494	(1,498)	41,996

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	17,965	(3,294)	14,671
Selling, general and administrative expenses	12,355	—	12,355
Other income/(expense)	(247)	(2)	(249)
For the six months ended June 30, 2024	30,073	(3,296)	26,777

The tables below detail the operating expenses for the three months ended June 30, 2025 and 2024:

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	10,750	(691)	10,059
Selling, general and administrative expenses	10,672	—	10,672
Other income/(expense)	(56)	25	(31)
For the three months ended June 30, 2025	21,366	(666)	20,700

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	8,604	(1,132)	7,472
Selling, general and administrative expenses	6,383	—	6,383
Other income/(expense)	(53)	(5)	(58)
For the three months ended June 30, 2024	14,934	(1,137)	13,797

Research and Development expenses

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2025	2024	2025	2024
Staff costs	3,700	3,243	8,280	7,213
Consulting and contractors’ fees	2,975	1,077	3,823	2,036
Q&A regulatory	43	140	119	243
IP costs	98	32	178	32
Depreciation and amortization expense	418	348	829	679
Travel	434	285	713	530
Manufacturing and outsourced development	1,292	750	2,600	2,513
Clinical studies	1,396	2,200	3,250	3,705
Other expenses	355	425	742	588
IT	39	104	68	426
Capitalized costs	(691)	(1,132)	(1,554)	(3,294)
Total research and development expenses	10,059	7,472	19,048	14,671

Before capitalization of €1.6 million for the six months ended June 30, 2025 and €3.3 million for the six months ended June 30, 2024, research and development expenses increased by €2.6 million or 14.7%, from €18.0 million for the six months ended June 30, 2024, to €20.6 million for the six months ended June 30, 2025, due to a combined effect of the higher R&D activities and consulting fees, this increase was offset by a decrease in clinical study expenses. Additionally, IT costs decreased due to the initiation of a new ERP implementation in 2023.

In May 2025, the Company became involved in an intellectual property litigation in the United States. For more information, we refer to note 19 – Provisions.

Before capitalization of €0.7 million for the three months ended June 30, 2025 and €1.1 million for the three months ended June 30, 2024, research and development expenses increased by €2.1 million or 24.9%, from €8.6 million for the three months ended June 30, 2024, to €10.8 million for the three months ended June 30, 2025, due to an increase of R&D activities, higher consulting fees and higher manufacturing expenses; this increase was offset by a decrease of the clinical study expenses.

Selling, General and Administrative expenses

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2025	2024	2025	2024
Staff costs	6,326	2,293	13,270	4,876
Consulting and contractors’ fees	2,639	2,659	5,845	4,223
Legal fees	217	105	479	582
Rent	124	179	230	344
Depreciation and amortization expense	356	311	719	589
IT	587	213	1,045	586
Travel	410	414	1,168	598
Insurance fees	108	139	221	261
Other	(95)	70	86	296
Total selling, general and administrative expenses	10,672	6,383	23,063	12,355

Selling, general and administrative expenses increased by €10.7 million or 86.7 % from €12.4 million for the six months ended June 30, 2024 to €23.1 million for the six months ended June 30, 2025, mainly due to an increase of costs to support the commercialization of the Genio® system and the Company’s overall scale-up preparations for the commercialization of the Genio® system in the U.S. following receipt of FDA approval. Consulting and contractor fees also includes a provision for an amount of €390,000 recognized under IAS 37 for the estimated future costs related to the replenishment of certain consumable components, reflecting a constructive obligation arising from business practices.

Selling, general and administrative expenses increased by €4.3 million or 67.2 % from €6.4 million for the three months ended June 30, 2024 to €10.7 million for the three months ended June 30, 2025, mainly due to an increase of costs to support the commercialization of the Genio® system and the Company’s overall scale-up preparations for the commercialization of the Genio® system in the U.S. following receipt of FDA approval.

Other operating income / ( expenses)

The Company had other operating income of €115,000 for the six months ended June 30, 2025 compared to other operating income of €249,000 for the six months ended June 30, 2024.

The Company had other operating income of €31,000 for the three months ended June 30, 2025 compared to other operating income of €58,000 for the three months ended June 30, 2024.

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2025	2024	2025	2024
Recoverable cash advances
Initial measurement and re-measurement	7	5	25	18
R&D incentives	49	137	110	251
Capitalization of R&D incentive	(25)	(84)	(56)	(20)
Other income/(expenses)	—	—	36	—
Total Other Operating Income/(Expenses)	31	58	115	249

The other operating income for the six-month period ended June 30, 2025, contains the R&D incentive in Australia and Belgium. The incentives to be received relate to development expenses incurred by the subsidiary in Australia and Belgium. For the six-month period ended June 30, 2025, €56,000 has been deducted from the expenses capitalized in relation to this R&D incentive. The R&D incentive and capitalization of R&D incentive for the six-month period ended June 30, 2024 also includes a correction of the R&D incentive in Belgium on the investments of 2023 for an amount of €93,000.